OUTSTANDING WARRANTS (Details) - Schedule of Changes in Warrants - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Changes in Warrants [Abstract]
Warrants Outstanding			447,436	220,997	206,840
Weighted Average Exercise Price, Warrants Outstanding			$ 8.00	$ 8.00	$ 8.50
Warrants Exercisable			299,444	312,336	220,997
Weighted Average Exercise Price, Warrants Exercisable			$ 9.00	$ 9.00	$ 8.00
Warrants Granted	6,000	800	9,068	245,139	14,157
Weighted Average Exercise Price, Warrants Granted			$ 7.50	$ 7.50	$ 5.00
Warrants Cancelled			(4,800)	(9,500)	0
Weighted Average Exercise Price, Cancelled				$ 9.50	$ 0
Warrants Expired				(9,200)	0
Weighted Average Exercise Price, Warrants Expired			$ 10.00	$ 7.50	$ 0
Warrants Outstanding			440,944	447,436	220,997
Weighted Average Exercise Price, Warrants Outstanding			$ 7.50	$ 8.00	$ 8.00